Leases - Classification of Finance Leases (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finance Leases
Property, plant and equipment	$ 8,293	$ 7,778
Less: Accumulated depreciation and amortization	6,086	5,576
Property, plant and equipment, net	2,207	2,202
Current portion of long-term debt	8	19
Long-term debt, net	1,502	$ 1,605
Total finance lease liabilities	4
Finance leases
Finance Leases
Property, plant and equipment	7
Less: Accumulated depreciation and amortization	4
Property, plant and equipment, net	3
Current portion of long-term debt	1
Long-term debt, net	3
Total finance lease liabilities	$ 4